LONG TERM LOAN	12 Months Ended
Dec. 31, 2016
LONG TERM LOAN
LONG TERM LOAN

13.LONG TERM LOAN

On June 27 and September 25, 2014, the Company entered into two unsecured long-term loan arrangements with the Bank of Jiangsu (Beijing Branch), the principal of which were RMB17,040,000 and RMB4,500,000, respectively, with an annual interest rate of 6.175%.

Future installment repayment schedule according to the loan agreements are as follows:

	December 31, 2016
	RMB’000	US$’000

2017	3,840	553

Total	3,840	553